The Community Development Fund

March 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

	Face	Market
Description	Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 59.5%
FHLMC Multifamily - 37.6%
2021-P009, 1.13%, 01/25/2031	$434,989	$378,318
KJ29, 1.41%, 11/25/2027	2,100,000	1,890,823
KSG1, 1.50%, 09/25/2030	3,470,000	2,880,214
K123, 1.62%, 12/25/2030	1,500,000	1,246,166
KG06, 1.78%, 10/25/2031	1,200,000	993,897
2021-P009, 1.88%, 01/25/2031	1,000,000	845,956
K135, 1.91%, 10/25/2031 (a)	5,500,000	4,565,298
Pool CB0268, 2.00%, 04/01/2051	3,231,363	2,675,684
Pool BT0120, 2.00%, 05/01/2051	1,095,414	906,623
Pool RA5346, 2.00%, 05/01/2051	1,115,705	924,024
KSG2, 2.09%, 11/25/2031 (a)	1,000,000	845,820
K141, 2.25%, 02/25/2032	4,800,000	4,099,875
KSG3, 2.65%, 05/25/2032 (a)	2,000,000	1,760,222
K145, 2.65%, 06/25/2055	1,823,504	1,686,679
2015-P013, 2.76%, 02/25/2032 (a)	1,850,000	1,619,501
K1514, 2.86%, 10/25/2034	2,300,000	1,988,163
K092, 3.13%, 10/25/2028	3,010,292	2,922,778
Pool WN0011, 3.38%, 04/01/2030	743,276	705,338
Pool WA0500, 3.48%, 03/01/2047	2,362,442	2,032,525
K088, 3.69%, 01/25/2029	1,000,000	972,727
KF97, 4.89%, ICE LIBOR USD 1 Month + 0.220%, 11/25/2030 (a)	310,999	306,371
KF136, 4.94%, SOFR30A + 0.410%, 04/25/2032 (a)	989,736	982,563
KF141, 5.14%, , SOFR30A + 0.570%, 07/25/2032 (a)	6,000,000	5,999,983
		43,229,548

FHLMC Single Family - 1.5%
Pool Q41874, 3.00%, 07/01/2046	1,036,122	950,881
Pool RA1853, 3.00%, 12/01/2049	795,907	720,240
		1,671,121

The Community Development Fund

March 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
FNMA Multifamily - 1.5%
Pool AN5657, 3.30%, 07/01/2032	$352,757	$330,367
Pool AM5197, 4.20%, 01/01/2030	1,361,090	1,371,866
		1,702,233

FNMA Single Family - 16.6%
Pool CA7479, 2.00%, 10/01/2050	757,917	627,830
Pool CA7480, 2.00%, 10/01/2050	1,095,934	907,910
Pool CA8444, 2.00%, 12/01/2050	1,102,573	914,189
Pool CB1441, 2.00%, 08/01/2051	4,959,558	4,103,213
Pool CB2317, 2.00%, 12/01/2051	1,420,569	1,175,489
Pool CB2738, 2.50%, 01/01/2052	5,015,332	4,325,705
Pool CB2739, 2.50%, 01/01/2052	1,041,396	900,165
Pool CB2830, 2.50%, 02/01/2052	1,181,676	1,023,867
Pool AS7484, 3.00%, 06/01/2046	463,270	425,270
Pool BC0962, 3.00%, 06/01/2046	449,873	414,396
Pool AS7476, 3.00%, 07/01/2046	366,919	337,203
Pool AS7647, 3.00%, 07/01/2046	690,176	633,737
Pool AS7653, 3.00%, 07/01/2046	1,205,935	1,104,383
Pool AS8262, 3.00%, 10/01/2046	561,672	511,931
Pool CA4927, 3.00%, 01/01/2050	331,759	299,720
Pool AS8734, 3.50%, 01/01/2047	581,481	548,019
Pool AS9360, 3.50%, 04/01/2047	397,317	377,045
Pool CA1158, 3.50%, 02/01/2048	256,683	241,229
Pool CA1985, 4.00%, 06/01/2048	240,195	233,522
		19,104,823

GNMA Multifamily - 1.8%
2021-183, 1.75%, 01/16/2063	1,459,354	1,183,976
2017-135, 2.60%, 08/16/2058	545,977	479,996
2017-74, 2.60%, 09/16/2058	422,579	368,429
		2,032,401

The Community Development Fund

March 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
GNMA Single Family - 0.6%
Pool G2 AU1835, 3.00%, 08/20/2046	$396,545	$362,243
Pool G2 AU1762, 3.50%, 07/20/2046	342,278	324,509
		686,752

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(COST $77,519,989)		68,426,878

MORTGAGE-BACKED SECURITIES - 22.1%
BX Commercial Mortgage Trust
6.32%, TSFR1M + 1.490%, 01/17/2039 (a)(b)	2,000,000	1,922,548
6.67%, TSFR1M + 1.840%, 01/17/2039 (a)(b)	3,000,000	2,896,615
FHLMC
4.00%, 09/01/2032	1,000,000	972,326
FHLMC Multifamily Structured Pass Through Certificates
5.06%, ICE LIBOR USD 1 Month + 0.390%, 07/25/2024 (a)	52,556	52,475
FRESB Mortgage Trust
0.83%, 09/25/2040 (a)	1,800,626	1,660,674
1.03%, 04/25/2040 (a)	1,286,330	1,200,839
1.12%, 06/25/2040 (a)	2,910,240	2,510,661
1.49%, 01/25/2031 (a)	1,782,338	1,511,251
1.50%, 09/25/2041 (a)	978,199	894,908
1.60%, 10/25/2028 (a)	935,962	829,247
2.13%, 11/25/2039 (a)	1,033,802	986,610
2.21%, 12/25/2029 (a)	1,342,139	1,193,426
2.25%, 12/25/2039 (a)	832,910	732,234
2.42%, 09/25/2029 (a)	1,513,435	1,378,388
FRESB Multifamily Mortgage Pass-Through Trust
3.19%, 12/25/2025 (a)	312,638	301,111
3.36%, 09/25/2038 (a)	302,399	299,001
3.86%, 08/25/2038 (a)	1,248,364	1,211,514

The Community Development Fund

March 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
GNMA
4.00%, 07/16/2063 (a)	$1,995,478	$1,993,235
STWD Mortgage Trust
5.54%, ICE LIBOR USD 1 Month + 0.858%, 11/15/2036 (a)(b)	3,000,000	2,881,844

TOTAL MORTGAGE-BACKED SECURITIES
(COST $27,199,726)		25,428,907

ASSET-BACKED SECURITIES - 8.0%
CarMax Auto Owner Trust
0.91%, 02/18/2025	699,130	692,558
2.81%, 05/15/2025	2,333,831	2,312,750
Exeter Automobile Receivables Trust
3.45%, 08/15/2024	4,181,583	4,175,648
Hyundai Auto Lease Securitization Trust
0.81%, 04/15/2024 (b)	1,360,032	1,350,788
Santander Drive Auto Receivables Trust
2.76%, 03/17/2025	256,208	255,656
SBA Small Business Investment
2.94%, 03/10/2032	99,101	92,624
UBS-Barclays Commercial Mortgage Trust
3.24%, 04/10/2046	105,371	105,157
United States Small Business Administration
4.01%, 06/01/2047	161,896	157,462

TOTAL ASSET-BACKED SECURITIES
(COST $9,143,124)		9,142,643

The Community Development Fund

March 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
MUNICIPAL BONDS - 4.9%
Massachusetts - 0.4%
Massachusetts State, Housing Finance Agency, RB
1.08%, 06/01/2024	$110,000	$105,043
1.18%, 12/01/2024	85,000	79,937
1.23%, 06/01/2025	80,000	73,939
1.25%, 06/01/2023	60,000	59,623
1.30%, 12/01/2023	30,000	29,229
1.33%, 12/01/2025	70,000	63,962
		411,733

Michigan - 0.4%
Michigan State, Housing Development Authority, RB
0.96%, 06/01/2025	500,000	460,166

New Jersey - 0.8%
New Jersey State, Housing & Mortgage Finance Agency, RB
1.06%, 04/01/2023	905,000	905,000

New York - 2.3%
New York City, Housing Development Authority, RB
2.24%, 05/01/2030	1,585,000	1,313,136
2.29%, 11/01/2030	415,000	341,555
3.43%, 01/01/2027	1,000,000	951,763
		2,606,454

Virginia - 1.1%
Virginia State, Housing Development Authority, RB
2.11%, 11/01/2029	500,000	426,294
2.31%, 11/01/2031	500,000	413,165

The Community Development Fund

March 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
2.46%, 11/01/2032	$500,000	$414,047
		1,253,506

TOTAL MUNICIPAL BONDS
(COST $6,340,000)		5,636,859

U.S. TREASURY OBLIGATIONS - 2.9%
U.S. Treasury Bills
5.06%, 08/31/2023 (c)	2,500,000	2,451,222
U.S. Treasury Notes
2.25%, 12/31/2023	900,000	883,723

TOTAL U.S. TREASURY OBLIGATIONS
(COST $3,331,848)		3,334,945

SHORT-TERM INVESTMENT - 4.7%
Short-Term Investment - 4.7%
Fidelity Institutional Government Portfolio, Cl I, 4.72% (d)	5,432,694	5,432,694

TOTAL SHORT-TERM INVESTMENT
(COST $5,432,694)		5,432,694

TOTAL INVESTMENTS (COST $128,967,381) - 102.1%		117,402,926
OTHER ASSETS AND LIABILITIES - (2.1)%		(2,411,876)
NET ASSETS - 100.0%		$114,991,050

The Community Development Fund

March 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

A list of the open futures contracts held by the Fund at March 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
Short Contracts
U.S. 2-Year Treasury Note	(26)	Jun-2023	$(5,313,258)	$(5,367,781)	$(54,523)
U.S. 5-Year Treasury Note	(43)	Jun-2023	(4,617,412)	(4,708,836)	(91,424)
U.S. 10-Year Treasury Note	(44)	Jun-2023	(4,917,766)	(5,056,563)	(138,797)
Ultra 10-Year U.S. Treasury Note	(48)	Jun-2023	(5,633,518)	(5,814,750)	(181,232)
			$(20,481,954)	$(20,947,930)	$(465,976)

(a)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(b)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at March 31, 2023 was $9,051,795 and represents 7.9% of Net Assets.

(c)	Interest rate represents the security's effective yield at the time of purchase.
(d)	Rate shown is the 7-day effective yield as of March 31, 2023.

Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
RB — Revenue Bond
Ser — Series
SOFR30A — Secured Overnight Financing Rate 30-day Average
TSFR1M — Term Secured Overnight Financing Rate 1 Month
USD — U.S. Dollar

The Community Development Fund

March 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at March 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$—	$68,426,877	$—	$68,426,877
Mortgage-Backed Securities	—	25,428,908	—	25,428,908
Asset-Backed Securities	—	9,142,643	—	9,142,643
Municipal Bonds	—	5,636,859	—	5,636,859
U.S. Treasury Obligations	—	3,334,945	—	3,334,945
Short-Term Investment	5,432,694	—	—	5,432,694
Total Investments in Securities	$5,432,694	$111,970,232	$—	$117,402,926

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(465,976)	$–	$–	$(465,976)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “— “ are $0.